OTHER (LOSSES)GAINS-NET - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Gain (loss) on disposal of subsidiaries	¥ 86,343	¥ (27,404)	¥ 11,305
Yunnan Hoaxin [Member]
IFRS Statement [Line Items]
Gain (loss) on disposal of subsidiaries	¥ 37,000